Deferred Revenues - Schedule of Deferred Revenues (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Deferred Revenue, Current	$ 1,038,492	$ 1,732,664
Real Estate Lot Sales Deposits [Member]
Disaggregation of Revenue [Line Items]
Deferred Revenue, Current	995,327	1,685,725
Other Deferred Revenue [Member]
Disaggregation of Revenue [Line Items]
Deferred Revenue, Current	$ 43,165	$ 46,939